Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000008877 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Class 1
Trading Symbol	JICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class 1/JICPX)	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Fund (Class 1/JICPX) returned 32.71% for the year ended August 31, 2024. Equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included an end to the U.S. Federal Reserve (Fed) interest rate hikes and expectations for lower rates going forward. Further, continued progress on inflation moving towards the Fed target and positive resiliency in the U.S. economy resulted in strong GDP growth.
TOP PERFORMANCE CONTRIBUTORS
Information technology | In the information technology sector, accelerated spending on new computing power and AI applications fueled significant gains for several of our holdings including NVIDIA Corp. and Broadcom, Inc.
Health care | Portfolio holdings Eli Lilly & Company and Novo Nordisk A/S contributed to performance during the period. A new generation of weight-loss drugs originally targeting diabetes that are manufactured by these companies exhibited strong earnings as growing data-driven evidence indicated the pharmaceuticals also help treat heart, kidney, liver and obesity diseases.
Consumer staples | Costco Wholesale Corp. posted strong earnings and membership growth as the company continues to drive demand through its pricing strategy thereby holding a competitive advantage in the market.
TOP PERFORMANCE DETRACTORS
Inflated prices of goods and services forced consumers to tighten their budgets | This led to several of our consumer discretionary positions losing value, including shares in LVMH Moet Hennessy Louis Vuitton SE and Nike, Inc. which were both sold off during the period.
Airbnb, Inc. | Our holding in this position detracted from fund peformance.
The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Fund (Class 1/JICPX)	32.71%	18.30%	15.39%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,689,245
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 11,368,245
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,729,689,245
Total number of portfolio holdings	53
Total advisory fees paid (net)	$11,368,245
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

Sector Composition
Information technology	38.8%
Consumer discretionary	16.8%
Communication services	16.1%
Health care	11.9%
Financials	8.7%
Industrials	4.4%
Consumer staples	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

C000008876 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Class NAV
Trading Symbol	JHCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Capital Appreciation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund (Class NAV/JHCPX)	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Fund (Class NAV/JHCPX) returned 32.79% for the year ended August 31, 2024. Equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included an end to the U.S. Federal Reserve (Fed) interest rate hikes and expectations for lower rates going forward. Further, continued progress on inflation moving towards the Fed target and positive resiliency in the U.S. economy resulted in strong GDP growth.
TOP PERFORMANCE CONTRIBUTORS
Information technology | In the information technology sector, accelerated spending on new computing power and AI applications fueled significant gains for several of our holdings including NVIDIA Corp. and Broadcom, Inc.
Health care | Portfolio holdings Eli Lilly & Company and Novo Nordisk A/S contributed to performance during the period. A new generation of weight-loss drugs originally targeting diabetes that are manufactured by these companies exhibited strong earnings as growing data-driven evidence indicated the pharmaceuticals also help treat heart, kidney, liver and obesity diseases.
Consumer staples | Costco Wholesale Corp. posted strong earnings and membership growth as the company continues to drive demand through its pricing strategy thereby holding a competitive advantage in the market.
TOP PERFORMANCE DETRACTORS
Inflated prices of goods and services forced consumers to tighten their budgets | This led to several of our consumer discretionary positions losing value, including shares in LVMH Moet Hennessy Louis Vuitton SE and Nike, Inc. which were both sold off during the period.
Airbnb, Inc. | Our holding in this position detracted from fund peformance.
The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Fund (Class NAV/JHCPX)	32.79%	18.36%	15.45%
Russell 1000 Index	26.60%	15.55%	12.66%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,729,689,245
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 11,368,245
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,729,689,245
Total number of portfolio holdings	53
Total advisory fees paid (net)	$11,368,245
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

Sector Composition
Information technology	38.8%
Consumer discretionary	16.8%
Communication services	16.1%
Health care	11.9%
Financials	8.7%
Industrials	4.4%
Consumer staples	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Amazon.com, Inc.	7.5%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	4.7%
Eli Lilly & Company	4.6%
Netflix, Inc.	3.9%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.3%

C000008886 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class 1
Trading Symbol	JICDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Fund (Class 1/JICDX) returned 7.39% for the year ended August 31, 2024. The U.S. Federal Reserve (Fed) kept short-term interest rates constant throughout the period. A rebound in inflation early in 2024 ultimately subsided while labor markets showed clear signs of softening, allowing the Fed to signal its intention to begin the process of reducing interest rates later in the year. The fixed income market was characterized by positive total returns driven by declining interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Holdings in agency mortgage-backed securities were the largest contributor to total performance, given the overall decline in interest rates coupled with the tightening of spreads.
Corporate bonds | Holdings in corporate bonds were also a large contributor to total performance, with spreads tightening meaningfully during the period.
TOP PERFORMANCE DETRACTORS
Municipal bonds | Although no sectors generated negative absolute return, municipal bonds were the lowest contributor to the fund’s performance.
U.S. Treasuries | A number of longer duration Treasury securities detracted from total performance, as long-term interest rates did not exhibit the same type of declines as short-term interest rates, and certain securities were held during a period of rising interest rates.
The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class 1/JICDX)	7.39%	(0.09)%	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,817,498,523
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 10,108,292
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,817,498,523
Total number of portfolio holdings	1,000
Total advisory fees paid (net)	$10,108,292
Portfolio turnover rate	237%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.4%
Corporate bonds	23.3%
U.S. Government	22.9%
Collateralized mortgage obligations – U.S. Government Agency	15.1%
Asset backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.9%
Municipal bonds	0.2%
Short-term investments	3.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008885 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class NAV
Trading Symbol	JHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Fund (Class NAV/JHCDX) returned 7.36% for the year ended August 31, 2024. The U.S. Federal Reserve (Fed) kept short-term interest rates constant throughout the period. A rebound in inflation early in 2024 ultimately subsided while labor markets showed clear signs of softening, allowing the Fed to signal its intention to begin the process of reducing interest rates later in the year. The fixed income market was characterized by positive total returns driven by declining interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Holdings in agency mortgage-backed securities were the largest contributor to total performance, given the overall decline in interest rates coupled with the tightening of spreads.
Corporate bonds | Holdings in corporate bonds were also a large contributor to total performance, with spreads tightening meaningfully during the period.
TOP PERFORMANCE DETRACTORS
Municipal bonds | Although no sectors generated negative absolute return, municipal bonds were the lowest contributor to the fund’s performance.
U.S. Treasuries | A number of longer duration Treasury securities detracted from total performance, as long-term interest rates did not exhibit the same type of declines as short-term interest rates, and certain securities were held during a period of rising interest rates.
The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class NAV/JHCDX)	7.36%	(0.02)%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,817,498,523
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 10,108,292
Investment Company Portfolio Turnover	237.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,817,498,523
Total number of portfolio holdings	1,000
Total advisory fees paid (net)	$10,108,292
Portfolio turnover rate	237%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.4%
Corporate bonds	23.3%
U.S. Government	22.9%
Collateralized mortgage obligations – U.S. Government Agency	15.1%
Asset backed securities	7.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.9%
Municipal bonds	0.2%
Short-term investments	3.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008949 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Class 1
Trading Symbol	JIHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class 1/JIHDX)	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class 1/JIHDX) returned 11.65% for the year ended August 31, 2024. U.S. Treasury bond yields fell as economic data continued to soften. Most notably, U.S.Treasury bonds and and risk assets experienced extreme volatility during August. Softer readings for both jobs and inflation bolstered the market’s expectations for rate cuts by the Federal Open Market Committee. Global growth and inflation rates continued to decline. Ongoing deflationary pressures in China, tightening financial conditions in the U.S. and Europe, and subdued demand for manufacturing and services in several countries eased price pressures worldwide. Within high yield, the potential for total returns at high single-digit yields remained relatively attractive compared to other higher-volatility alternatives.
TOP PERFORMANCE CONTRIBUTORS
Industry allocation | The portfolio’s industry allocation was a net contributor to performance, mainly due to exposure in banking and consumer cyclical sectors.
Non-agency positions | The portfolio's opportunistic allocation to collateralized loan obligations (CLOs) also added to returns during the period.
TOP PERFORMANCE DETRACTORS
Issue selection | Positions within capital goods (Ard Finance) and consumer cyclical (WW International) sectors were detractors to performance. However, positive issue selection within the energy sector helped offset some of the drag with positions in Silverbow Resources and Permian Resources.
Quality allocation | Opportunistic allocation to investment grade rated securities detracted from returns as they underperformed high yield securities during the period.
The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class 1/JIHDX)	11.65%	3.94%	3.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg US HY 2% Issuer Cap Index	12.53%	4.44%	4.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 199,993,239
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 1,350,973
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$199,993,239
Total number of portfolio holdings	388
Total advisory fees paid (net)	$1,350,973
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	83.3%
Asset backed securities	7.7%
Term loans	5.0%
Convertible bonds	0.6%
Foreign government obligations	0.3%
Common stocks	0.3%
Escrow shares	0.1%
Short-term investments and other	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027161 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Science & Technology Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund (Class NAV)	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Fund (Class NAV) returned 30.54% for the year ended August 31, 2024. Equity markets generated significant gains. Major indexes began to climb toward the end of 2023 following some favorable economic data releases, which gave investors hope that policymakers may be able to achieve their goal of a "soft landing" without sparking a recession. Aside from brief sell-offs in April and August, equities continued on their upward trajectory in 2024, bolstered by certain favorable earnings reports, strong investor interest in companies expected to benefit from artificial intelligence developments, and ongoing tailwinds of an economic rebound.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Shares rose following strong earnings reports due to strength in its faster product cadence and expanding customer base. Shares also advanced after the company’s stock split and after it signed a deal to provide its artificial intelligence (AI) technology to a telecom provider in the Middle East.
Meta Platforms, Inc. | Enthusiasm in its potential to better monetize its products through artificial intelligence boosted sentiment in the company. Shares also advanced in early 2024 after the company announced significant revenue acceleration due to engagement improvements in its video segment.
Broadcom, Inc. | Shares of the company was boosted by investor enthusiasm over artificial intelligence sales potentially doubling in the coming year along with the potential for an acquisition and plans to sell its end-user computing division.
TOP PERFORMANCE DETRACTORS
Zalando SE | Shares of Europe’s leading online apparel retailer declined early in the period on decelerating gross merchandise volume trends due to unseasonably warm weather across continental Europe and shares were sold off.
Applied Materials, Inc. | Shares of the company declined along with other semiconductor chip stocks after disappointing quarterly results and reports of tougher U.S. trade restrictions.
Alibaba Group Holding, Ltd. | Shares fell at the end of 2023 after the company announced it no longer planned to spin off its cloud business due to uncertainties over U.S. chip restrictions. The position was sold during the period.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc. , and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Fund (Class NAV)	30.54%	18.20%	16.84%
S&P 500 Index	27.14%	15.92%	12.98%
S&P North American Technology Sector Index	37.48%	21.69%	20.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 181,282,829
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 1,730,924
Investment Company Portfolio Turnover	297.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$181,282,829
Total number of portfolio holdings	164
Total advisory fees paid (net)	$1,730,924
Portfolio turnover rate	297%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.7%
Microsoft Corp.	7.1%
NVIDIA Corp.	7.0%
Meta Platforms, Inc., Class A	6.3%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Texas Instruments, Inc.	3.9%
Advanced Micro Devices, Inc.	3.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.6%

Sector Composition
Information technology	80.9%
Communication services	15.0%
Financials	1.0%
Consumer discretionary	0.8%
Industrials	0.7%
Health care	0.6%
Real estate	0.4%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.7%
Microsoft Corp.	7.1%
NVIDIA Corp.	7.0%
Meta Platforms, Inc., Class A	6.3%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Texas Instruments, Inc.	3.9%
Advanced Micro Devices, Inc.	3.7%
Salesforce, Inc.	2.8%
ServiceNow, Inc.	2.6%

C000073278 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Fund
Class Name	Class NAV
Trading Symbol	JMVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Fund (Class NAV/JMVNX) returned 23.46% for the year ended August 31, 2024. Macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher.
TOP PERFORMANCE CONTRIBUTORS
Western Digital Corp. | The company demonstrated revenue growth in many key segments as part of an ongoing recovery in the computer memory space due to its strategic transformation and self-help initiatives.
Fifth Third Bancorp | The company is positioned to benefit from potential interest rate cuts and has demonstrated net interest income strength.
Constellation Energy Corp. | The ever-growing energy needs for large-scale data centers (hyperscalers) looking to build data centers that support artificial intelligence capabilities served as a tailwind to valuation.
TOP PERFORMANCE DETRACTORS
Rivian Automotive, Inc. | The company experienced a sharp decline in valuation given challenging demand trends in its automotive space. The position was sold during the period.
Advance Auto Parts, Inc. | The leading automotive aftermarket parts provider experienced a series of executional stumbles and margin pressure throughout the period, exacerbating investor concerns about its ability to catch up to industry peers.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Fund (Class NAV/JMVNX)	23.46%	14.65%	9.65%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell Midcap Value Index	20.19%	10.80%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,495,788,430
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 11,849,541
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,495,788,430
Total number of portfolio holdings	120
Total advisory fees paid (net)	$11,849,541
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.9%
Select Medical Holdings Corp.	2.2%
Western Digital Corp.	2.2%
Kenvue, Inc.	2.0%
Stanley Black & Decker, Inc.	1.8%
Corpay, Inc.	1.7%
Zimmer Biomet Holdings, Inc.	1.6%
L3Harris Technologies, Inc.	1.5%
FirstEnergy Corp.	1.5%
Norfolk Southern Corp.	1.4%

Sector Composition
Industrials	17.7%
Financials	16.0%
Information technology	12.1%
Health care	9.6%
Consumer discretionary	8.5%
Real estate	8.0%
Utilities	6.1%
Materials	5.8%
Energy	5.5%
Consumer staples	5.1%
Communication services	1.0%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.9%
Select Medical Holdings Corp.	2.2%
Western Digital Corp.	2.2%
Kenvue, Inc.	2.0%
Stanley Black & Decker, Inc.	1.8%
Corpay, Inc.	1.7%
Zimmer Biomet Holdings, Inc.	1.6%
L3Harris Technologies, Inc.	1.5%
FirstEnergy Corp.	1.5%
Norfolk Southern Corp.	1.4%

C000095456 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Fund
Class Name	Class NAV
Trading Symbol	JCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Fund (Class NAV/JCAVX) returned 16.22% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Demand for its leading-edge graphics processing units continued to grow across a widening customer base amid the race to build out artificial intelligence infrastructure.
Microsoft Corp. | Shares of the company delivered double-digit gains over the period, propelled by robust growth in data center software and cloud services as well as commercial bookings.

TOP PERFORMANCE DETRACTORS
Becton, Dickinson & Company | Shares tumbled during the fourth quarter of 2023 and remained negative through the year due to soft demand in China as well as inventory drawdowns and foreign currency exchange rates.
Biogen, Inc. | The company issued disappointing forward guidance in the first quarter of 2024, attributable largely to challenges facing two of the company’s novel drugs, Leqembi and Skyclarys, which had weaker-than-expected market uptake.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Fund (Class NAV/JCAVX)	16.22%	11.29%	10.61%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index	18.93%	9.58%	8.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,166,787,627
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 9,174,325
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,166,787,627
Total number of portfolio holdings	387
Total advisory fees paid (net)	$9,174,325
Portfolio turnover rate	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.0%
U.S. Treasury Note, 4.000%, 02/15/2034	3.4%
U.S. Treasury Note, 4.375%, 05/15/2034	3.1%
NVIDIA Corp.	2.9%
UnitedHealth Group, Inc.	2.8%
Amazon.com, Inc.	2.8%
U.S. Treasury Note, 3.875%, 08/15/2034	2.4%
Becton, Dickinson and Company	2.2%
Revvity, Inc.	2.2%
Danaher Corp.	2.2%

Portfolio Composition
Common stocks	63.6%
Corporate bonds	11.1%
U.S. Government	10.9%
Term loans	10.2%
Preferred securities	0.1%
Short-term investments and other	4.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.0%
U.S. Treasury Note, 4.000%, 02/15/2034	3.4%
U.S. Treasury Note, 4.375%, 05/15/2034	3.1%
NVIDIA Corp.	2.9%
UnitedHealth Group, Inc.	2.8%
Amazon.com, Inc.	2.8%
U.S. Treasury Note, 3.875%, 08/15/2034	2.4%
Becton, Dickinson and Company	2.2%
Revvity, Inc.	2.2%
Danaher Corp.	2.2%

C000104936 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Health Sciences Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund (Class NAV)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Fund (Class NAV) returned 21.57% for the year ended August 31, 2024. Equity markets generated gains. The major indexes began to climb toward the end of 2023 following some favorable economic data releases. Aside from brief sell-offs in April and August, equities continued on their upward trajectory in 2024, bolstered by certain favorable earnings reports, strong investor interest in companies expected to benefit from artificial intelligence developments, and ongoing tailwinds from a soft-landing sentiment.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly & Company | Shares of the company surged due to encouraging revenue guidance, improvements in supply and multiple positive regulatory developments.
Intuitive Surgical, Inc. | Shares of the company outperformed due to continued strength in growth and systems placements, investor excitement about the launch of its new multi-port robotic system, along with positive regulatory developments for the company.
UnitedHealth Group, Inc. | Despite being weighed down in the first quarter, shares bounced back in the second half of the period and began trading sharply higher in July following the company’s improved outlook for 2025.
TOP PERFORMANCE DETRACTORS
10X Genomics, Inc. | Driven by several worse-than-anticipated quarterly earnings reports and guidance reductions, shares traded lower as persistent macroeconomic headwinds weighed on instrument placements.
Penumbra, Inc. | Shares fell alongside several other medical device companies as investors reevaluated elevated expectations and valuations amid significant headwinds. The stock was also weighed down after company management issued weaker-than-expected full-year revenue guidance.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Fund (Class NAV)	21.57%	11.40%	10.53%
S&P 500 Index	27.14%	15.92%	12.98%
Lipper Health/Biotechnology Index	18.51%	9.83%	9.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 234,646,395
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 2,222,985
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$234,646,395
Total number of portfolio holdings	178
Total advisory fees paid (net)	$2,222,985
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	11.3%
UnitedHealth Group, Inc.	7.2%
Thermo Fisher Scientific, Inc.	4.8%
Intuitive Surgical, Inc.	4.7%
Danaher Corp.	3.9%
Elevance Health, Inc.	3.5%
Stryker Corp.	3.5%
Regeneron Pharmaceuticals, Inc.	3.5%
Merck & Company, Inc.	3.2%
Argenx SE, ADR	2.6%

Industry Composition
Biotechnology	33.3%
Pharmaceuticals	21.1%
Health care providers and services	18.2%
Health care equipment and supplies	14.7%
Life sciences tools and services	11.8%
Insurance	0.3%
Financial services	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	11.3%
UnitedHealth Group, Inc.	7.2%
Thermo Fisher Scientific, Inc.	4.8%
Intuitive Surgical, Inc.	4.7%
Danaher Corp.	3.9%
Elevance Health, Inc.	3.5%
Stryker Corp.	3.5%
Regeneron Pharmaceuticals, Inc.	3.5%
Merck & Company, Inc.	3.2%
Argenx SE, ADR	2.6%

C000173477 [Member]
Shareholder Report [Line Items]
Fund Name	International Strategic Equity Allocation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Strategic Equity Allocation Fund (Class NAV) returned 17.32% for the year ended August 31, 2024. Primary factors affecting fund performance during the period included declining global inflation and interest rate cuts by several of the world’s major central banks, which contributed to a broad global stock market rally. A resilient U.S. economy stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel equity market gains.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund’s allocation to the financials sector provided the largest boost to performance for the period.
Information technology | Positioning among the fund’s information technology stocks further added to the performance of the fund with Taiwan Semiconductor Manufacturing Co., Ltd. contributing to its performance.
TOP PERFORMANCE DETRACTORS
Consumer staples | Although no sectors generated a negative absolute return, consumer staples was the lowest contributor to the fund’s performance.
Real estate | The real estate sector provided minimal contribution to the performance of the fund for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Strategic Equity Allocation Fund (Class NAV)	17.32%	6.47%	6.00%
MSCI ACWI ex USA Index	18.21%	7.56%	7.10%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,720,335,332
Holdings Count | Holding	2,176
Advisory Fees Paid, Amount	$ 17,406,183
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,720,335,332
Total number of portfolio holdings	2,176
Total advisory fees paid (net)	$17,406,183
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.7%
ASML Holding NV	1.2%
Tencent Holdings, Ltd.	1.2%
Nestle SA	1.1%
AstraZeneca PLC	1.0%
Samsung Electronics Company, Ltd.	1.0%
Novartis AG	0.9%
Roche Holding AG	0.9%
Shell PLC	0.8%

Sector Composition
Financials	21.6%
Industrials	13.5%
Information technology	13.2%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	7.2%
Materials	6.8%
Energy	5.3%
Communication services	5.2%
Utilities	3.2%
Real estate	1.7%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.7%
ASML Holding NV	1.2%
Tencent Holdings, Ltd.	1.2%
Nestle SA	1.1%
AstraZeneca PLC	1.0%
Samsung Electronics Company, Ltd.	1.0%
Novartis AG	0.9%
Roche Holding AG	0.9%
Shell PLC	0.8%

C000173478 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Sector Rotation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Sector Rotation Fund (Class NAV) returned 26.51% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Financials | Holdings in JPMorgan Chase & Co., Berkshire Hathaway, Inc. and Bank of America Corp. contributed to the fund’s performance.
Communication services | The fund produced robust returns in this sector due to its positions in MetaPlatforms, Inc., Alphabet, Inc. and Netflix, Inc.
TOP PERFORMANCE DETRACTORS
Energy stocks | The only sector in the portfolio to decline for the period was driven largely by lower energy prices.
Utilities and materials sectors | These two sectors contributed the least to the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
U.S. Sector Rotation Fund (Class NAV)	26.51%	15.10%	13.93%
S&P 500 Index	27.14%	15.92%	14.86%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,542,860,864
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 18,546,172
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,542,860,864
Total number of portfolio holdings	507
Total advisory fees paid (net)	$18,546,172
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.6%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.6%
Eli Lilly & Company	1.6%
Broadcom, Inc.	1.4%

Sector Composition
Information technology	29.6%
Financials	12.9%
Health care	11.7%
Consumer discretionary	8.7%
Communication services	8.4%
Industrials	7.5%
Consumer staples	5.7%
Energy	3.3%
Utilities	2.8%
Real estate	2.4%
Materials	1.8%
Short-term investments and other	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.6%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.6%
Eli Lilly & Company	1.6%
Broadcom, Inc.	1.4%